Amount due from/to related parties (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Amount Due Fromto Related Parties
Schedule of amount due from related party

The following table sets out the amounts owed to the Group by Rainforest Capital VCC.

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Amount due from shareholder	1,062,684	1,366,505	-

Amount due to related parties

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Amount due to related parties	78	100	-
Amount due to shareholder	690,306	887,664	1,450,305
	690,384	887,764	1,450,305

The following table sets out the amounts owed to the Group by Rainforest Capital VCC, which has assumed the obligations of Dr. Kevin Yip and Singmed Investment Pte Ltd pursuant to the Repayment Deed as of the date indicated below.

	June 30, 2023	June 30, 2023
	US$	S$
Amount due from a director	976,453	1,320,457
Amount due from related parties	7,806,823	10,557,167
Total	8,783,276	11,877,624